UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [ ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sand Hill Advisors, LLC
Address: 245 Lytton Avenue, Suite 300
         Palo Alto, CA  94301

13F File Number:  28-5390

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tony Craun
Title:     Principal
Phone:     (650)-854-9150

Signature, Place, and Date of Signing:

     /s/  Tony Craun     Palo Alto, CA     November 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     72

Form13F Information Table Value Total:     $299,036 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     2671    28900 SH       Sole                    27671              1229
AT&T Inc                       COM              00206R102     3321    88101 SH       Sole                    84781              3320
                                                                10      267 SH       Other                                       267
Abbott Labs                    COM              002824100     3161    46105 SH       Sole                    44113              1992
Amazon.com Inc                 COM              023135106     2754    10827 SH       Sole                    10312               515
Apple                          COM              037833100     3966     5945 SH       Sole                     5743               202
BHP Billiton Ltd.              COM              088606108     2497    36391 SH       Sole                    34796              1595
Baidu Inc Spon ADR Rep A       COM              056752108      414     3545 SH       Sole                     3545
CME Group Inc Com              COM              12572Q105     2349    40996 SH       Sole                    39181              1815
Campbell Soup                  COM              134429109     2621    75269 SH       Sole                    72277              2992
Cardinal Health Inc            COM              14149Y108     2422    62163 SH       Sole                    59598              2565
Caterpillar                    COM              149123101     2457    28551 SH       Sole                    27356              1195
Charles Schwab New             COM              808513105     2263   176983 SH       Sole                   169543              7440
ChevronTexaco Corp             COM              166764100     5245    44998 SH       Sole                    42181              2817
                                                                17      150 SH       Other                                       150
Cisco Systems                  COM              17275R102     2090   109461 SH       Sole                   107564              1897
Coca Cola                      COM              191216100     2847    75053 SH       Sole                    72119              2934
Duke Energy Corp.              COM              26441c204     2555    39435 SH       Sole                    37560              1875
E.I. du Pont de Nemours and Co COM              263534109     2694    53594 SH       Sole                    51369              2225
EMC Corp                       COM              268648102     2992   109725 SH       Sole                   105575              4150
Exxon Mobil Corporation        COM              30231G102     4634    50671 SH       Sole                    49068              1603
                                                                56      610 SH       Other                                       610
General Electric               COM              369604103     3717   163690 SH       Sole                   157173              6517
Google Inc Cl-A                COM              38259P508     4676     6198 SH       Sole                     5994               204
Hershey Foods                  COM              427866108     1880    26513 SH       Sole                    25408              1105
Intel                          COM              458140100     3069   135452 SH       Sole                   129437              6015
International Business Machine COM              459200101     4721    22759 SH       Sole                    21967               792
                                                               150      725 SH       Other                                       725
Intuitive Surgical Inc         COM              46120e602      322      650 SH       Sole                      650
J P Morgan Chase & Co.         COM              46625H100     2466    60918 SH       Sole                    58155              2763
Johnson & Johnson              COM              478160104     3607    52344 SH       Sole                    50541              1803
McDonalds                      COM              580135101      358     3900 SH       Sole                     3900
Microsoft                      COM              594918104     2829    95071 SH       Sole                    92196              2875
National Oilwell Varco Com     COM              637071101     1869    23335 SH       Sole                    22310              1025
Nike                           COM              654106103     3241    34150 SH       Sole                    32772              1378
PG & E Corp                    COM              69331C108      213     5000 SH       Sole                     5000
Pfizer                         COM              717081103     2584   103989 SH       Sole                    96315              7674
Procter & Gamble               COM              742718109     4084    58877 SH       Sole                    56433              2444
Qualcomm Inc                   COM              747525103     3136    50207 SH       Sole                    48432              1775
Schlumberger                   COM              806857108     2328    32182 SH       Sole                    31027              1155
Southern Co                    COM              842587107      330     7162 SH       Sole                     7162
Starwood Hotels & Resorts Worl COM              85590a401     2567    44291 SH       Sole                    42300              1991
Target Corporation             COM              87612E106     2571    40502 SH       Sole                    38890              1612
Texas Instruments              COM              882508104     1408    51103 SH       Sole                    51103
United Parcel Service CL B     COM              911312106     2443    34140 SH       Sole                    32620              1520
United Technologies            COM              913017109      282     3601 SH       Sole                     3557                44
                                                                35      450 SH       Other                                       450
Verizon Communications         COM              92343V104      335     7352 SH       Sole                     6992               360
                                                                16      350 SH       Other                                       350
Visa Corp                      COM              92826c839     2955    22006 SH       Sole                    21040               966
Walt Disney                    COM              254687106     2755    52688 SH       Sole                    50333              2355
Wells Fargo                    COM              949746101     3225    93384 SH       Sole                    89764              3620
Whole Foods Market Inc         COM              966837106      298     3058 SH       Sole                     3058
Health Care Select Sector      ETF              81369y209      510    12700 SH       Sole                    12700
SPDR S&P 500                   ETF              78462F103    22658   157380 SH       Sole                   152883              4497
                                                                32      220 SH       Other                     155                65
SPDR S&P Midcap 400 ETF UTSer1 ETF              78467Y107     5719    31785 SH       Sole                    30027              1758
Technology Select Sector SPDR  ETF              81369y803    17766   576338 SH       Sole                   559266             17072
Vanguard Pacific Stock ETF     ETF              922042866      968    19226 SH       Sole                    19226
Vanguard Total Stock Market ET ETF              922908769      478     6497 SH       Sole                     6497
iShares MSCI EAFE Index        ETF              464287465    32896   620680 SH       Sole                   598362             22318
                                                                40      755 SH       Other                     230               525
iShares Russell 1000 Growth In ETF              464287614    38320   574505 SH       Sole                   556587             17918
                                                                26      385 SH       Other                     385
iShares Russell 2000 Growth In ETF              464287648     1494    15626 SH       Sole                    15626
iShares S&P 500 Index Fund     ETF              464287200     8424    58340 SH       Sole                    58340
iShares S&P Midcap 400/Growth  ETF              464287606    16849   150492 SH       Sole                   145742              4750
                                                                14      125 SH       Other                                       125
iShares S&P500/BARRA Growth    ETF              464287309      731     9386 SH       Sole                     9386
iShares Tr S&P 100 Idx Fd      ETF              464287101    17810   267980 SH       Sole                   260685              7295
iShares Tr S&P Midcap 400      ETF              464287507    15781   159921 SH       Sole                   155963              3958
                                                                14      145 SH       Other                                       145